Nature of Business and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Nature of Business and Significant Accounting Policies
Reclassification

        Reclassification:    Certain prior year deferred taxes have been reclassified from current to non-current on the accompanying consolidated balance sheet, which resulted in a net current deferred asset and a net non-current deferred liability to conform to the fiscal 2014 presentation with no effect on net income (loss) or stockholders' equity.

Principles of consolidation:

        Principles of consolidation:    The consolidated financial statements include our accounts and the accounts of our subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation:

        Basis of presentation:    The accompanying consolidated financial statements for us and our subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Net Earnings (Loss) per Common Share:

        Net earnings (loss) per common share:    Basic earnings (loss) per share ("EPS") are computed by dividing income (loss) attributable to common stockholders by the number of weighted-average outstanding shares of common stock. Diluted EPS reflects the effect of the assumed exercise of stock options and vesting of restricted shares only in the periods in which such effect would have been dilutive.

        The following table sets forth the computation of the common shares outstanding used in determining basic and diluted EPS (amounts in thousands):

	Years Ended December 31
	2014	2013	2012
Numerator for earnings (loss) per common share calculation:
Net income (loss)	$10,557	$(4,297)	$11,030

Denominator for earnings (loss) per common share calculation:
Weighted-average common shares, basic	42,321	31,143	1
Effect of dilutive securities
Stock options, resticted stock and warrants	301	—	—

Weighted-average common shares, diluted	42,622	31,143	1

EPS
Basic	$0.25	$(0.14)	$11,030
Diluted	$0.25	$(0.14)	$11,030

        We apply the treasury stock method to measure the dilutive effect of its outstanding warrants, stock options and restricted stock awards and include the respective common share equivalents in the denominator of our diluted income (loss) per common share calculation. Potentially dilutive securities representing 1.1 million and 0.6 million shares of common stock for the years ended December 31, 2014 and 2013, respectively, were excluded from the computation of diluted income (loss) per common share for this period because their effect would have been anti-dilutive. There were no potentially dilutive securities for the year ended December 31, 2012. The net income (loss) per share amounts are the same for our Class A and Class B common stock because the holders of each class are legally entitled to equal per share distributions whether through dividends or in liquidation.

        In computing earnings per share, the Company's Nonvoting Stock is considered a participating security. Each share of Nonvoting Stock has identical rights, powers, limitations and restrictions in all respects as each share of common of the Company, including the right to receive the same consideration per share payable in respect of each share of common stock, except that holders of Nonvoting Stock shall have no voting rights or powers whatsoever.

Revenue recognition:

        Revenue recognition:    Revenue related to the sale of advertising and contracted time is recognized at the time of broadcast. Retransmission consent fees and subscriber fees received from cable, telecommunications and satellite operators are recognized in the period in which the services are performed, generally pursuant to multi-year carriage agreements based on the number of subscribers.

Barter transactions:

        Barter transactions:    The Company engages in barter transactions in which advertising time is exchanged for products or services. Barter transactions are accounted for at the estimated fair value of the products or services received, or advertising time given up, whichever is more clearly determinable. Barter revenue is recognized at the time the advertising is broadcast. Barter expense is recorded at the time the merchandise or services are used and/or received.

        Barter revenue and expense included in the consolidated statements of operations are as follows (amounts in thousands):

	2014	2013	2012
Barter revenue	$1,311	$1,448	$1,363
Barter expense	(1,075)	(1,360)	(996)

	$236	$88	$367

Programming costs:

        Programming costs:    Programming costs are recorded in cost of revenues based on the Company's contractual agreements with various third party programming distributors which are generally multi-year agreements.

Stock based compensation:

        Stock-based compensation:    We have given equity incentives to certain employees. We account for such equity incentives in accordance with Accounting Standards Codification ("ASC") 718 "Stock Compensation," which requires us to measure compensation cost for equity settled awards at fair value on the date of grant and recognize compensation cost in the consolidated statements of operations over the requisite service or performance period the award is expected to vest. Compensation cost is determined by using either the Monte Carlo simulation model or the Black-Scholes option pricing model.

Advertising and marketing costs:

       Advertising and marketing costs:    The Company expenses advertising and marketing costs as incurred. The Company incurred advertising and marketing costs of $2.2 million, $1.3 million and $0.4 million for the years ended December 31, 2014, 2013 and 2012, respectively.

Cash:	Cash: The Company maintains its cash in bank deposit accounts which, at times, may exceed federally-insured limits. The Company has not experienced any losses in such accounts.
Accounts receivable:

        Accounts receivable:    Accounts receivable are carried at the original charge amount less an estimate made for doubtful receivables based on a review of all outstanding amounts. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition and current economic conditions. Accounts receivable are written off when deemed uncollectible. Recoveries of accounts receivable previously written off are recorded as income when received. The Company considers an account receivable to be past due if any portion of the receivable balance is outstanding for more than 90 days. Changes in the allowance for doubtful accounts for the years ended December 31, 2014, 2013 and 2012 consisted of the following (amounts in thousands):

Year	Description	Beginning of Year	Additions	Write-offs	Recoveries	End of Year
2014	Allowance for doubtful accounts	$137	$342	$45	$5	$439
2013	Allowance for doubtful accounts	180	5	51	3	137
2012	Allowance for doubtful accounts	167	(10)	17	40	180

Due from related parties:

        Due from related parties:    Certain amounts due from related parties are presented net of an allowance for uncollectible amounts based on management's expectations related to the realization of the related parties' collections and remittances from the Company's customers. Changes in the allowance for doubtful accounts for the years ended December 31, 2014, 2013 and 2012 consisted of the following (amounts in thousands):

Year	Description	Beginning of Year	Additions	Write-offs	Recoveries	End of Year
2014	Allowance for doubtful accounts	$514	$120	$—	$—	$634
2013	Allowance for doubtful accounts	—	514	—	—	514
2012	Allowance for doubtful accounts	—	—	—	—	—

Programming rights:

        Programming rights:    We enter into multi-year license agreements with various programming distributors for distribution of their respective programming ("programming rights") and capitalize amounts paid to secure or extend these programming rights at the lower of unamortized cost or estimated net realizable value. If management estimates that the unamortized cost of programming rights exceeds the estimated net realizable value, an adjustment is recorded to reduce the carrying value of the programming rights. No such write down was deemed necessary during the years ended December 31, 2014, 2013 and 2012. We amortize these programming rights over the term of the related license agreements or the number of exhibitions, whichever occurs first. The amortization of these rights, which was $10.4 million, $9.3 million and $7.4 million for the years ended December 31, 2014, 2013 and 2012, respectively, is recorded as part of cost of revenues in the accompanying consolidated statements of operations. Accumulated amortization of the programming rights was $10.3 million and $13.8 million at December 31, 2014 and 2013, respectively. Costs incurred in connection with the purchase of programs to be broadcast within one year are classified as current assets, while costs of those programs to be broadcast subsequently are considered noncurrent. Program obligations are classified as current or noncurrent in accordance with the payment terms of the license agreement.

Property and equipment:

        Property and equipment:    Property and equipment are recorded at cost. Depreciation is determined using the straight-line method over the expected remaining useful lives of the respective assets. Useful lives range from 1 - 19 years for improvements, equipment, buildings and towers. Upon retirement or other disposition, the cost and related accumulated depreciation of the assets are removed from the accounts and the resulting gain or loss is reflected in the determination of net income or loss. Expenditures for maintenance and repairs are expensed as incurred. Property and equipment is reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Goodwill and other intangibles:

        Goodwill and other intangibles:    The Company's goodwill is recorded as a result of the Company's business combinations using the acquisition method of accounting. Indefinite lived intangible assets include a broadcast license, trademark and tradename. Other intangible assets include customer relationships, non-compete agreement and affiliate agreements with an estimated useful life of one to ten years. Other intangible assets are amortized over their estimated lives using the straight-line method. Costs incurred to renew or extend the term of recognized intangible assets are capitalized and amortized over the useful life of the asset.

        The Company tests its broadcast license annually for impairment or whenever events or changes in circumstances indicate that such assets might be impaired. The impairment test consists of a comparison of the fair value of these assets with their carrying amounts using a discounted cash flow valuation method, assuming a hypothetical start-up scenario.

        The Company tests its goodwill annually for impairment or whenever events or changes in circumstances indicate that goodwill might be impaired. The first step of the goodwill impairment test compares the fair value of each reporting unit with its carrying amount, including goodwill. The fair value of the reporting units are determined through the use of a discounted cash flow analysis incorporating variables such as revenue projections, projected operating cash flow margins, and discount rates.

        The valuation assumptions used in the discounted cash flow model reflect historical performance of the Company and prevailing values in the broadcast and cable markets. If the fair value exceeds the carrying amount, goodwill is not considered impaired. If the carrying amount exceeds the fair value, the second step of the goodwill impairment test is performed to measure the amount of impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of goodwill with the carrying amount of that goodwill. If the carrying amount of goodwill exceeds the implied fair value, an impairment loss shall be recognized in an amount equal to that excess.

        The Company tests its other indefinite lived intangible asset annually for impairment or whenever events or changes in circumstances indicate that such asset might be impaired. This analysis is performed by comparing the respective carrying value of the asset to the current and expected future cash flows, on an undiscounted basis, to be generated from such asset. If such analysis indicates that the carrying value of this asset is not recoverable, the carrying value of such asset is reduced to fair value.

Deferred financing costs:

        Deferred financing costs:    Deferred financing costs are recorded net of accumulated amortization. Amortization is calculated on the effective-interest method over the term of the applicable loan. Amortization of deferred financing costs was $0.5 million, $0.6 million and $0.9 million which is included in interest expense, net in the accompanying consolidated statements of operations for the years ended December 31, 2014, 2013 and 2012, respectively. Accumulated amortization of deferred financing costs was $0.5 million and $0.2 million at December 31, 2014 and 2013, respectively.

Income taxes:

        Income taxes:    Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

        We record foreign withholding tax, which is withheld by foreign customers from their remittances to us, on a gross basis as a component of income taxes and separate from revenue in the consolidated statement of operations.

        We follow the accounting standard on accounting for uncertainty in income taxes, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under this guidance, we may recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained upon examination by taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The guidance on accounting for uncertainty in income taxes also addresses de-recognition, classification, interest and penalties on income taxes, and accounting in interim periods. To the extent that interest and penalties are assessed by taxing authorities on any underpayment of income taxes, such amounts are accrued and classified as a component of income tax expense.

Fair value of financial instruments:

        Fair value of financial instruments:    The carrying amounts of cash, accounts receivable and accounts payable approximate fair value because of the short maturity of these items. The carrying value of the long-term debt approximates fair value because this instrument bears interest at a variable rate and is at terms currently available to the Company.

        Generally accepted accounting principles establish a framework for measuring fair value and expanded disclosures about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. Under this guidance, assets and liabilities carried at fair value must be classified and disclosed in one of the following three categories:

Level 1—inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2—inputs to the valuation methodology include quoted prices in markets that are not active or quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3—inputs to the valuation methodology are unobservable, reflecting the entity's own assumptions about assumptions market participants would use in pricing the asset or liability.

        The categorization of an asset or liability within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

        The Company's programming rights and goodwill are classified as Level 3 in the fair value hierarchy, as they are measured at fair value on a non-recurring basis and are adjusted to fair value only when the carrying values exceed their fair values. For the years ended December 31, 2014, 2013 and 2012 there were no adjustments to fair value.

        The Company's variable-rate debt is classified as Level 2 in the fair value hierarchy, as its estimated fair value is derived from quoted market prices by independent dealers. The carrying value of the long-term debt approximates fair value at December 31, 2014 and 2013.

Recent accounting pronouncements:

        Recent accounting pronouncements:    In June 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-12, Compensation—Stock Compensation (Topic 718)—Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period, which requires that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The standard will be effective for fiscal years beginning after December 15, 2015. We do not expect there to be material impact on the consolidated financial statements as a result of this standard.

        In May 2014, the FASB issued ASU 2014-09—Revenue from Contracts with Customers (ASU 2014-09"), a comprehensive revenue recognition model that supersedes the current revenue recognition requirements and most industry-specific guidance. The underlying core principle of ASU 2014-09 is that a company should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration it expects to be entitled to in exchange for those goods or services. ASU 2014-09 will be effective for the first interim period within annual reporting periods beginning after December 15, 2016 and allows adoption either under a full retrospective or a modified retrospective approach. Early adoption is not permitted. We will adopt ASU 2014-09 during the first quarter of 2017. We are currently evaluating the impact of the new standard.

Use of estimates:

        Use of estimates:    In preparing these consolidated financial statements, management had to make estimates and assumptions that affected the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the balance sheets date, and the reported revenues and expenses for the years then ended. Such estimates are based on historical experience and other assumptions that are considered appropriate in the circumstances. However, actual results could differ from those estimates.